Quarterly Report
March 31, 2019
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 1.9%
CACI International, Inc., “A” (a)	3,096	$563,534
ManTech International Corp., “A”	6,993	377,762
		$941,296
Apparel Manufacturers – 1.7%
Levi Strauss & Co., “A” (a)	6,334	$149,166
Skechers USA, Inc., “A” (a)	20,401	685,677
		$834,843
Automotive – 1.4%
LKQ Corp. (a)	12,674	$359,688
Visteon Corp. (a)	4,744	319,508
		$679,196
Brokerage & Asset Managers – 1.7%
Apollo Global Management LLC, “A”	5,991	$169,246
TMX Group Ltd.	10,396	669,573
		$838,819
Business Services – 1.8%
BrightView Holdings, Inc. (a)	35,194	$506,794
PRA Group, Inc. (a)	14,589	391,131
		$897,925
Computer Software – 0.5%
8x8, Inc. (a)	12,569	$253,894
Computer Software - Systems – 3.1%
Model N, Inc. (a)	21,314	$373,848
Presidio, Inc.	27,313	404,232
Verint Systems, Inc. (a)	12,354	739,510
		$1,517,590
Construction – 4.9%
Eagle Materials, Inc.	4,872	$410,709
GMS, Inc. (a)	15,550	235,116
Owens Corning	17,806	839,019
Toll Brothers, Inc.	25,264	914,557
		$2,399,401
Consumer Products – 2.6%
Newell Brands, Inc.	22,169	$340,072
Prestige Brands Holdings, Inc. (a)	9,356	279,838
Sensient Technologies Corp.	10,012	678,714
		$1,298,624
Containers – 3.0%
Berry Global Group, Inc. (a)	10,286	$554,107
Graphic Packaging Holding Co.	71,383	901,567
		$1,455,674
Electrical Equipment – 2.8%
HD Supply Holdings, Inc. (a)	14,367	$622,809
TriMas Corp. (a)	13,487	407,712
WESCO International, Inc. (a)	6,646	352,305
		$1,382,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.9%
nLIGHT, Inc. (a)	14,537	$323,884
OSI Systems, Inc. (a)	2,294	200,954
Plexus Corp. (a)	6,632	404,221
		$929,059
Energy - Independent – 0.7%
Matador Resources Co. (a)	18,403	$355,730
Engineering - Construction – 2.5%
Construction Partners, Inc., “A” (a)	25,373	$324,013
KBR, Inc.	48,508	926,018
		$1,250,031
Entertainment – 2.2%
IMAX Corp. (a)	22,630	$513,248
Merlin Entertainment	93,450	417,844
Parques Reunidos Servicios Centrales S.A.U.	10,763	130,876
		$1,061,968
Food & Beverages – 3.8%
Cal-Maine Foods, Inc.	8,071	$360,209
Hostess Brands, Inc. (a)	44,154	551,925
Sanderson Farms, Inc.	5,436	716,682
TreeHouse Foods, Inc. (a)	3,383	218,373
		$1,847,189
Gaming & Lodging – 0.6%
Wyndham Hotels Group, LLC	5,516	$275,745
Insurance – 2.7%
Everest Re Group Ltd.	2,112	$456,107
Hanover Insurance Group, Inc.	3,840	438,413
Safety Insurance Group, Inc.	2,092	182,297
Third Point Reinsurance Ltd. (a)	26,562	275,714
		$1,352,531
Internet – 0.4%
Stamps.com, Inc. (a)	2,148	$174,869
Leisure & Toys – 1.1%
Brunswick Corp.	11,018	$554,536
Machinery & Tools – 5.2%
Actuant Corp., “A”	6,220	$151,581
AGCO Corp.	5,740	399,217
Gardner Denver Holdings, Inc. (a)	9,230	256,686
ITT, Inc.	6,409	371,722
Kennametal, Inc.	17,850	655,988
Regal Beloit Corp.	4,748	388,719
Ritchie Bros. Auctioneers, Inc.	10,181	346,154
		$2,570,067
Medical & Health Technology & Services – 1.9%
Premier, Inc., “A” (a)	27,814	$959,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 2.8%
New Jersey Resources Corp.	7,914	$394,038
South Jersey Industries, Inc.	30,610	981,663
		$1,375,701
Oil Services – 4.4%
Apergy Corp. (a)	4,029	$165,431
Forum Energy Technologies, Inc. (a)	34,912	178,400
Frank's International N.V. (a)	76,633	475,891
Liberty Oilfield Services, Inc.	15,729	242,069
NOW, Inc. (a)	34,431	480,657
Patterson-UTI Energy, Inc.	42,707	598,752
		$2,141,200
Other Banks & Diversified Financials – 18.6%
Air Lease Corp.	11,069	$380,220
Bank of Hawaii Corp.	8,060	635,692
Berkshire Hills Bancorp, Inc.	7,194	195,965
Brookline Bancorp, Inc.	33,607	483,941
Cathay General Bancorp, Inc.	14,335	486,100
Element Fleet Management Corp.	99,775	630,897
First Hawaiian, Inc.	31,664	824,847
Hanmi Financial Corp.	22,315	474,640
Lakeland Financial Corp.	14,278	645,651
Legacytextas Financial Group, Inc.	16,726	625,385
Prosperity Bancshares, Inc.	8,424	581,761
Sandy Spring Bancorp, Inc.	10,459	327,157
Signature Bank	5,988	766,883
TCF Financial Corp.	26,555	549,423
Textainer Group Holdings Ltd. (a)	23,101	222,925
UMB Financial Corp.	11,489	735,756
Wintrust Financial Corp.	8,644	582,000
		$9,149,243
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	204,124	$146,913
Pollution Control – 2.2%
Advanced Disposal Services, Inc. (a)	19,978	$559,384
Evoqua Water Technologies LLC (a)	24,509	308,323
Stericycle, Inc. (a)	3,791	206,306
		$1,074,013
Real Estate – 12.1%
Brixmor Property Group Inc., REIT	29,780	$547,059
Corporate Office Properties Trust, REIT	27,126	740,540
Equity Commonwealth, REIT	15,041	491,690
Industrial Logistics Properties Trust, REIT	33,147	668,575
Life Storage, Inc., REIT	5,133	499,287
Medical Properties Trust, Inc., REIT	34,820	644,518
Office Properties Income Trust	16,557	457,635
Spirit Realty Capital, Inc., REIT	9,009	357,928
STAG Industrial, Inc., REIT	23,676	701,993
STORE Capital Corp., REIT	14,732	493,522
Two Harbors Investment Corp, REIT	27,686	374,592
		$5,977,339

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 3.4%
Axalta Coating Systems Ltd. (a)	10,482	$264,251
Ferro Corp. (a)	28,875	546,604
Ferroglobe PLC	35,583	72,945
RPM International, Inc.	4,852	281,610
Univar, Inc. (a)	22,866	506,711
		$1,672,121
Specialty Stores – 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	14,040	$384,696
Michaels Co., Inc. (a)	17,735	202,534
Urban Outfitters, Inc. (a)	9,441	279,831
Zumiez, Inc. (a)	19,361	481,895
		$1,348,956
Trucking – 0.3%
Schneider National, Inc.	5,947	$125,184
Utilities - Electric Power – 3.7%
Black Hills Corp.	12,613	$934,245
Portland General Electric Co.	17,083	885,583
		$1,819,828
Total Common Stocks		$48,661,616
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.48% (v)	498,816	$498,816

Other Assets, Less Liabilities – 0.1%		66,259
Net Assets – 100.0%		$49,226,691
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $498,816 and $48,661,616, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$48,661,616	$—	$—	$48,661,616
Mutual Funds	498,816	—	—	498,816
Total	$49,160,432	$—	$—	$49,160,432
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	429,294	4,013,115	(3,943,593)	498,816

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(158)	$50	$—	$3,578	$498,816